Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation for our principal executive officers (“PEOs”) and non-PEO named executive officers (“NEOs”) and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for Mr. Hoffman(1)	Summary Compensation Table Total for Mr. Zarrabian(2)	Compensation Actually Paid to Mr. Hoffman(4)	Compensation Actually Paid to Mr. Zarrabian(4)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return (“TSR”)(5)	Net Income (Loss) (millions)(6)
(a)	(b(1))	(b(2))	(c)	(c)	(d)	(e)	(f)	(g)
2023	1,184,363	-	559,020	-	332,173	262,974	3.82	(15)
2022	3,161,028	682,827	1,208,847	(37,000)	340,655	(125,878)	12.09	(23)

(1)

The dollar amounts reported in column (b(1)) are the amounts of total compensation reported for Robert E. Hoffman  (our current Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Summary Compensation Table.”

(2)

The dollar amounts reported in column (b(2)) are the amounts of total compensation reported for Saiid Zarrabian  (our former Chief Executive Officer who served in such capacity during the fiscal year ended June 30, 2022 until Mr. Hoffman’s appointment as our Chief Executive Officer, effective November 8, 2021) for the fiscal year ended June 30, 2022 in the “Total” column of the Summary Compensation Table in the Proxy Statement for our 2023 Annual Meeting, filed with the SEC on March 31, 2023.

(3)

The dollar amounts reported in column (d) represent the average of the amounts reported for our named executive officers as a group (excluding Mr. Hoffman and Mr. Zarrabian) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the named executive officers (excluding Mr. Hoffman and Mr. Zarrabian) included for purposes of calculating the average amounts in each applicable year are as follows: for 2023, Dennis Brown and Scott Praill, and for 2022, Dennis Brown (our former Chief Scientific Officer), Scott Praill (our former Chief Financial Officer) and John Liatos (our former Senior Vice President of Business Development).

(4)	Compensation actually paid to the named executive officers represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2023			2022
Adjustments	Mr. Hoffman ($)	Mr. Zarrabian ($)	Average Other NEOs ($)	Mr. Hoffman ($)	Mr. Zarrabian ($)	Average Other NEOs ($)

Deduction for amounts reported under the stock awards column in the summary compensation table	(416,383)	-	(92,291)	(2,622,597)	-	-
ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	356,018	-	46,004	792,880	-	-
ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	-	-	-	28,198	-	-
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(355,918)	-	(4,212)	-	-	(268,033)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(209,061)	-	(18,700)	150,662	270,248	(105,123)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	-	-	-	-	(990,075)	(93,377)
TOTAL ADJUSTMENTS	(625,343)	-	(69,199)	(1,952,181)	(719,827)	(466,533)

(5)

 Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the price per share of our common stock at the end and the beginning of the measurement period by the price per share of our common stock at the beginning of the measurement period.

(6)	The dollar amounts reported represent the amount of net income (loss) reflected in our consolidated audited financial statements for the applicable year.

Named Executive Officers, Footnote

(1)

The dollar amounts reported in column (b(1)) are the amounts of total compensation reported for Robert E. Hoffman  (our current Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Summary Compensation Table.”

(2)

The dollar amounts reported in column (b(2)) are the amounts of total compensation reported for Saiid Zarrabian  (our former Chief Executive Officer who served in such capacity during the fiscal year ended June 30, 2022 until Mr. Hoffman’s appointment as our Chief Executive Officer, effective November 8, 2021) for the fiscal year ended June 30, 2022 in the “Total” column of the Summary Compensation Table in the Proxy Statement for our 2023 Annual Meeting, filed with the SEC on March 31, 2023.

(3)

The dollar amounts reported in column (d) represent the average of the amounts reported for our named executive officers as a group (excluding Mr. Hoffman and Mr. Zarrabian) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the named executive officers (excluding Mr. Hoffman and Mr. Zarrabian) included for purposes of calculating the average amounts in each applicable year are as follows: for 2023, Dennis Brown and Scott Praill, and for 2022, Dennis Brown (our former Chief Scientific Officer), Scott Praill (our former Chief Financial Officer) and John Liatos (our former Senior Vice President of Business Development).

(4)	Compensation actually paid to the named executive officers represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

Adjustment To PEO Compensation, Footnote

	2023			2022
Adjustments	Mr. Hoffman ($)	Mr. Zarrabian ($)	Average Other NEOs ($)	Mr. Hoffman ($)	Mr. Zarrabian ($)	Average Other NEOs ($)

Deduction for amounts reported under the stock awards column in the summary compensation table	(416,383)	-	(92,291)	(2,622,597)	-	-
ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	356,018	-	46,004	792,880	-	-
ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	-	-	-	28,198	-	-
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(355,918)	-	(4,212)	-	-	(268,033)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(209,061)	-	(18,700)	150,662	270,248	(105,123)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	-	-	-	-	(990,075)	(93,377)
TOTAL ADJUSTMENTS	(625,343)	-	(69,199)	(1,952,181)	(719,827)	(466,533)

(5)

 Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the price per share of our common stock at the end and the beginning of the measurement period by the price per share of our common stock at the beginning of the measurement period.

(6)	The dollar amounts reported represent the amount of net income (loss) reflected in our consolidated audited financial statements for the applicable year.

Non-PEO NEO Average Total Compensation Amount		$ 332,173	$ 340,655
Non-PEO NEO Average Compensation Actually Paid Amount		262,974	(125,878)
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount		3.82	12.09
Net Income (Loss)		(15,000,000)	$ (23,000,000)
PEO Name	Robert E. Hoffman		Saiid Zarrabian
Robert E. Hoffmann
Pay vs Performance Disclosure
PEO Total Compensation Amount		1,184,363	$ 3,161,028
PEO Actually Paid Compensation Amount		559,020	1,208,847
Adjustment to Compensation, Amount		(625,343)	(1,952,181)
Robert E. Hoffmann | Deduction for Amounts Reported Under the Stock Awards Column in the Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(416,383)	(2,622,597)
Robert E. Hoffmann | ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, Determined as of Applicable FY End
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		356,018	792,880
Robert E. Hoffmann | ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, Determined as of Vesting Date
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			28,198
Robert E. Hoffmann | Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, Determined Based on Change in ASC 718 Fair Value from Prior FY End to Applicable FY End
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(355,918)
Robert E. Hoffmann | Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, Determined Based on Change in ASC 718 Fair Value from Prior FY End to Vesting Date
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(209,061)	150,662
Saiid Zarrabian
Pay vs Performance Disclosure
PEO Total Compensation Amount			682,827
PEO Actually Paid Compensation Amount			(37,000)
Adjustment to Compensation, Amount			(719,827)
Saiid Zarrabian | Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, Determined Based on Change in ASC 718 Fair Value from Prior FY End to Vesting Date
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			270,248
Saiid Zarrabian | Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, Determined as of Prior FY End
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(990,075)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(69,199)	(466,533)
Non-PEO NEO | Deduction for Amounts Reported Under the Stock Awards Column in the Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(92,291)
Non-PEO NEO | ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, Determined as of Applicable FY End
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		46,004
Non-PEO NEO | Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, Determined Based on Change in ASC 718 Fair Value from Prior FY End to Applicable FY End
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(4,212)	(268,033)
Non-PEO NEO | Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, Determined Based on Change in ASC 718 Fair Value from Prior FY End to Vesting Date
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (18,700)	(105,123)
Non-PEO NEO | Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, Determined as of Prior FY End
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (93,377)